September 13, 2013

Deborah O’Neal-Johnson, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Equity Income Fund (“Registrant”)

 consisting of the following classes:

    T. Rowe Price Equity Income Fund–Advisor Class

    T. Rowe Price Equity Income Fund–R Class

 File Nos.: 033-00070/811-4400

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated September 4, 2013. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to notify potential investors of a possible change to the funds’ investment objective via a shareholder vote.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on September 4, 2013.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman